Segment information - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentina [member]
Disclosure of geographical areas [line items]
Revenue percentage	99.71%	99.23%	98.91%
Mexico [member]
Disclosure of geographical areas [line items]
Revenue percentage	0.29%	0.77%	1.09%